Employee Information - Summary of Remuneration to Board Members and Presidents in Subsidiaries (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Number and average number of employees [abstract]
Salary and other remuneration	kr 572	kr 458
Of which annual variable remuneration	80	58
Pension costs	kr 41	kr 32